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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/15

Item 1. Report to Stockholders.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	25 – 40 days	26 days	54 days	$422.6 million
STIC Prime	9 – 17 days	12 days	13 days	432.1 million
Treasury	37 – 62 days	45 days	73 days	7.2 billion
Government & Agency	31 – 49 days	41 days	83 days	496.9 million
Government TaxAdvantage	22 – 45 days	37 days	84 days	33.5 million
Tax-Free Cash Reserve	29 – 53 days	29 days	29 days	60.0 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                        Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment

Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1   Source: US Federal Reserve

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328
Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00%	$422,635	0.19	%(c)	0.27	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	432,105	0.13	(c)	0.30	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	7,269,407	0.05	(c)	0.27	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	496,909	0.08	(c)	0.22	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	33,534	0.06	(c)	0.45	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	60,001	0.06	(c)	0.41	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $640,271, $457,722, $7,596,929, $845,314, $34,343 and $58,805 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$0.94	$1,023.85	$0.95	0.19%
STIC Prime Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at

invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                     CM-STIT-SAR-3         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Corporate Class Short-Term Investments Trust (STIT)
Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	25 - 40 days	26 days	54 days	$713.2 million
STIC Prime	9 - 17 days	12 days	13 days	159.7 million
Treasury	37 - 62 days	45 days	73 days	1.4 billion
Government & Agency	31 - 49 days	41 days	83 days	198.3 million
Government TaxAdvantage	22 - 45 days	37 days	84 days	26.6 million
Tax-Free Cash Reserve	29 - 53 days	29 days	29 days	31.5 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

    In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234
Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$713,266	0.17	%(c)	0.20	%(c)	0.04	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	159,737	0.13	(c)	0.23	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	1,489,422	0.05	(c)	0.20	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	198,305	0.08	(c)	0.15	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	26,613	0.06	(c)	0.38	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	31,525	0.06	(c)	0.34	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $646,574, $83,346, $1,454,443, $334,761, $46,133 and $31,523 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.20	$0.84	$1,023.95	$0.85	0.17%
STIC Prime Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-2	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio Government & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/15
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Liquid Assets	25 – 40 days	26 days	54 days	$19.8 billion
STIC Prime	9 – 17 days	12 days	13 days	2.0 billion
Treasury	37 – 62 days	45 days	73 days	7.2 billion
Government & Agency	31 – 49 days	41 days	83 days	3.8 billion
Government TaxAdvantage	22 – 45 days	37 days	84 days	134.2 million
Tax-Free Cash Reserve	29 – 53 days	29 days	29 days	528.6 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

    In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.03%	$19,886,772	0.14	%(c)	0.17	%(c)	0.07	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	2,011,970	0.13	(c)	0.20	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	7,277,453	0.05	(c)	0.17	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	3,890,397	0.08	(c)	0.12	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	134,255	0.06	(c)	0.35	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	528,628	0.06	(c)	0.31	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $18,204,385, $2,061,571, $7,710,602, $3,554,379, $134,020 and $522,374 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.30	$0.69	$1,024.10	$0.70	0.14%
STIC Prime Portfolio	1,000.00	1,000.20	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-1	Invesco Distributors, Inc.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	25 – 40 days	26 days	54 days	$125.6 million
STIC Prime	9 – 17 days	12 days	13 days	100.2 million
Treasury	37 – 62 days	45 days	73 days	136.4 million
Government & Agency	31 – 49 days	41 days	83 days	42.2 million
Government TaxAdvantage	22 – 45 days	37 days	84 days	3.4 million
Tax-Free Cash Reserve	29 – 53 days	29 days	29 days	3.2 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                        Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1   Source: US Federal Reserve

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00%	$125,604	0.19	%(c)	0.92	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	100,228	0.13	(c)	0.95	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	136,415	0.05	(c)	0.92	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	42,244	0.08	(c)	0.87	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	3,462	0.06	(c)	1.10	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	3,260	0.06	(c)	1.06	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $153,252, $118,204, $166,657, $45,624, $3,981 and $3,270 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$0.94	$1,023.85	$0.95	0.19%
STIC Prime Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at

invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                     CM-STIT-SAR-6         Invesco Distributors, Inc.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	25 – 40 days	26 days	54 days	$335.0 million
STIC Prime	9 – 17 days	12 days	13 days	153.2 million
Treasury	37 – 62 days	45 days	73 days	495.0 million
Government & Agency	31 – 49 days	41 days	83 days	601.9 million
Government TaxAdvantage	22 – 45 days	37 days	84 days	7.1 million
Tax-Free Cash Reserve	29 – 53 days	29 days	29 days	28.8 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                        Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment

Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1   Source: US Federal Reserve

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00%	$335,060	0.19	%(c)	0.67	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	153,271	0.13	(c)	0.70	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	495,028	0.05	(c)	0.67	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	601,905	0.08	(c)	0.62	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	7,110	0.06	(c)	0.85	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	28,893	0.06	(c)	0.81	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $324,157, $149,298, $489,695, $376,089, $15,035 and $31,525 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$0.94	$1,023.85	$0.95	0.19%
STIC Prime Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at

invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                     CM-STIT-SAR-5         Invesco Distributors, Inc.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	25 – 40 days	26 days	54 days	$148.1 million
STIC Prime	9 – 17 days	12 days	13 days	11.6 million
Treasury	37 – 62 days	45 days	73 days	48.7 million
Government & Agency	31 – 49 days	41 days	83 days	297.9 million
Government TaxAdvantage	22 – 45 days	37 days	84 days	1.0 million
Tax-Free Cash Reserve	29 – 53 days	29 days	29 days	28.9 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                        Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment

Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1   Source: US Federal Reserve

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00%	$148,135	0.19	%(c)	1.17	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	11,690	0.13	(c)	1.20	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	48,758	0.05	(c)	1.17	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	297,960	0.08	(c)	1.12	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	1,047	0.06	(c)	1.35	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	28,998	0.06	(c)	1.31	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $148,479, $17,073, $122,647, $320,775, $946 and $28,519 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$0.94	$1,023.85	$0.95	0.19%
STIC Prime Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at

invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                     CM-STIT-SAR-7         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	25 – 40 days	26 days	54 days	$108.4 million
STIC Prime	9 – 17 days	12 days	13 days	17.2 million
Treasury	37 – 62 days	45 days	73 days	336.3 million
Government & Agency	31 – 49 days	41 days	83 days	95.9 million
Government TaxAdvantage	22 – 45 days	37 days	84 days	3.8 million
Tax-Free Cash Reserve	29 – 53 days	29 days	29 days	6.4 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

    In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a- 7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–34.12%(a)
Asset-Backed Securities — Consumer Receivables–4.31%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$30,000	$30,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	55,000	55,000,000
Barton Capital LLC(b)(c)	0.20%	07/07/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.23%	04/07/15	174,000	173,958,868
Old Line Funding, LLC(c)	0.23%	05/05/15	75,000	74,968,854
Old Line Funding, LLC(c)	0.24%	05/15/15	156,800	156,721,600
Old Line Funding, LLC(c)	0.24%	06/22/15	63,900	63,851,823
Salisbury Receivables Co. LLC(c)	0.15%	03/10/15	25,000	24,999,062
Salisbury Receivables Co. LLC(c)	0.15%	03/11/15	25,000	24,998,958
Sheffield Receivables Corp.(c)	0.15%	03/11/15	42,000	41,998,250
Sheffield Receivables Corp.(c)	0.15%	03/13/15	25,000	24,998,750
Thunder Bay Funding, LLC(c)	0.23%	03/04/15	20,000	19,999,617
Thunder Bay Funding, LLC(c)	0.23%	04/15/15	30,000	29,991,375
Thunder Bay Funding, LLC(c)	0.25%	05/07/15	83,900	83,860,932
Thunder Bay Funding, LLC(c)	0.27%	06/09/15	55,800	55,758,150
				936,106,239

Asset-Backed Securities — Fully Supported–1.29%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.16%	03/02/15	35,000	34,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.19%	05/04/15	89,000	88,969,938
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	04/14/15	67,500	67,482,675
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	06/22/15	63,900	63,857,879
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.22%	06/23/15	25,000	24,982,583
				280,292,920

Asset-Backed Securities — Fully Supported Bank–7.58%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	23,000	22,999,042
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	125,000	124,998,437
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	87,400	87,396,892
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	122,000	121,999,085
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,910,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,939,050
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,976,500
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	06/15/15	63,900	63,843,555
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/08/15	120,000	119,871,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.30%	07/17/15	50,000	49,942,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	65,000	64,994,782
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	25,000	24,997,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/20/15	50,000	49,995,514
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/16/15	25,000	24,998,125
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	03/23/15	34,000	33,996,260
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.14%	03/09/15	50,000	49,998,444
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc)(c)(d)	0.20%	04/08/15	25,000	24,994,722
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.18%	04/06/15	50,000	49,991,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/03/15	$30,000	$29,999,617
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(c)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	57,000	56,997,435
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	250,000	249,984,375
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.25%	05/05/15	20,000	19,990,972
Scaldis Capital LLC (CEP–BNP Paribas Fortis)(c)(d)	0.23%	05/12/15	40,000	39,981,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	46,700	46,699,118
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	31,101	31,099,238
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	29,995	29,992,450
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.18%	03/05/15	30,000	29,999,400
				1,647,585,710

Asset-Backed Securities — Multi-Purpose–5.32%
CAFCO, LLC(c)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Chariot Funding, LLC(c)	0.21%	03/09/15	25,000	24,998,833
Chariot Funding, LLC(c)	0.21%	04/13/15	25,000	24,993,729
Chariot Funding, LLC(c)	0.21%	04/16/15	40,000	39,989,267
Chariot Funding, LLC(c)	0.21%	05/04/15	40,000	39,985,067
Chariot Funding, LLC(c)	0.22%	06/03/15	30,000	29,982,767
Chariot Funding, LLC(c)	0.24%	06/05/15	30,000	29,980,800
CHARTA, LLC(c)	0.18%	03/04/15	76,000	75,998,860
CHARTA, LLC(c)	0.18%	03/09/15	35,000	34,998,600
CHARTA, LLC(c)	0.18%	05/12/15	45,000	44,983,800
CIESCO, LLC(c)	0.18%	05/12/15	50,000	49,982,000
CRC Funding, LLC(c)	0.18%	03/05/15	56,000	55,998,880
CRC Funding, LLC(c)	0.18%	03/09/15	60,000	59,997,600
CRC Funding, LLC(c)	0.18%	05/05/15	25,000	24,991,875
Jupiter Securitization Co. LLC(c)	0.21%	03/05/15	15,000	14,999,650
Jupiter Securitization Co. LLC(c)	0.21%	05/06/15	25,000	24,990,375
Jupiter Securitization Co. LLC(c)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(c)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(c)	0.22%	06/03/15	40,000	39,977,022
Jupiter Securitization Co. LLC(c)	0.24%	06/05/15	30,000	29,980,800
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	04/13/15	30,000	29,994,625
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/02/15	50,000	49,999,750
Nieuw Amsterdam Receivables Corp.(c)(d)	0.18%	03/03/15	103,543	103,541,964
Nieuw Amsterdam Receivables Corp.(c)(d)	0.19%	05/11/15	100,000	99,962,528
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	05/27/15	35,000	34,983,083
Versailles Commercial Paper LLC(c)	0.22%	03/31/15	92,500	92,483,042
				1,157,758,667

Consumer Finance–0.24%
Toyota Motor Credit Corp.(d)	0.22%	03/02/15	52,000	51,999,682

Diversified Banks–9.88%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	210,000	210,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	115,000	114,955,022
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	76,000	76,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	84,500	84,498,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(c)(d)	0.19%	04/08/15	$53,000	$52,989,371
DBS Bank Ltd.(c)(d)	0.19%	04/21/15	56,700	56,685,140
DBS Bank Ltd.(c)(d)	0.20%	06/05/15	56,400	56,369,920
Dexia Credit Local S.A.(d)	0.28%	07/02/15	55,000	54,948,323
Dexia Credit Local S.A.(d)	0.28%	07/06/15	121,000	120,881,713
Dexia Credit Local S.A.(d)	0.29%	07/23/15	52,000	51,939,680
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,972,084
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	95,000	95,000,000
Natixis(d)	0.05%	03/02/15	100,000	99,999,861
Nordea Bank Finland PLC(c)(d)	0.17%	05/13/15	38,500	38,486,728
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/28/15	25,000	24,993,153
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	04/09/15	35,000	34,991,279
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Standard Chartered Bank(c)(d)	0.21%	05/04/15	57,000	56,978,720
Standard Chartered Bank(c)(d)	0.22%	04/02/15	166,100	166,067,518
Standard Chartered Bank(c)(d)	0.22%	04/06/15	26,000	25,994,280
Standard Chartered Bank(c)(d)	0.24%	04/06/15	63,700	63,684,712
Standard Chartered Bank(c)(d)	0.25%	05/20/15	49,900	49,872,278
Standard Chartered Bank(c)(d)	0.28%	05/15/15	50,000	49,970,833
Sumitomo Mitsui Banking Corp.(c)(d)	0.22%	03/05/15	25,000	24,999,389
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	04/10/15	30,000	29,991,667
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	05/04/15	45,000	44,980,000
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	46,700	46,691,594
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.21%	03/16/15	82,500	82,492,781
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/11/15	113,800	113,750,624
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.22%	05/13/15	68,000	67,969,665
Toronto-Dominion Bank (USA) Inc.(c)(d)	0.11%	03/16/15	63,900	63,897,071
				2,149,052,171

General Merchandise Stores–0.23%
Wal-Mart Stores, Inc.(c)	0.08%	03/02/15	50,000	49,999,889

Life & Health Insurance–0.51%
MetLife Short Term Funding LLC(c)	0.12%	03/05/15	23,000	22,999,693
MetLife Short Term Funding LLC(c)	0.12%	03/09/15	29,531	29,530,212
MetLife Short Term Funding LLC(c)	0.12%	03/11/15	25,000	24,999,167
MetLife Short Term Funding LLC(c)	0.12%	03/17/15	34,000	33,998,187
				111,527,259

Other Diversified Financial Services–0.23%
General Electric Capital Corp.(b)	0.22%	07/31/15	50,000	50,000,000

Regional Banks–1.95%
ASB Finance Ltd.(c)(d)	0.22%	03/02/15	34,000	33,999,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	59,300	59,297,101
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	20,000	19,997,333
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	48,500	48,494,665
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/09/15	30,000	29,998,800
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	49,500	49,497,773
Macquarie Bank Ltd.(c)(d)	0.26%	05/08/15	25,000	24,987,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Macquarie Bank Ltd.(c)(d)	0.27%	04/10/15	$56,800	$56,782,960
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.25%	05/22/15	100,000	99,943,056
				422,999,202

Soft Drinks–0.88%
Coca-Cola Co. (The)(c)	0.17%	06/18/15	57,400	57,370,455
Coca-Cola Co. (The)(c)	0.18%	04/21/15	50,000	49,987,250
Coca-Cola Co. (The)(c)	0.20%	03/10/15	58,000	57,997,100
Coca-Cola Co. (The)(c)	0.21%	03/23/15	25,000	24,996,792
				190,351,597

Specialized Finance–1.25%
Caisse des Depots et Consignations(c)(d)	0.17%	05/05/15	50,000	49,985,104
Caisse des Depots et Consignations(c)(d)	0.18%	05/20/15	68,000	67,973,556
Caisse des Depots et Consignations(c)(d)	0.19%	03/09/15	69,600	69,597,061
CDP Financial Inc.(c)(d)	0.19%	03/02/15	20,000	19,999,895
CDP Financial Inc.(c)(d)	0.20%	06/09/15	45,000	44,975,000
CDP Financial Inc.(c)(d)	0.23%	06/01/15	20,000	19,988,244
				272,518,860

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(c)(d)	0.21%	03/09/15	55,900	55,897,391
Nationwide Building Society(c)(d)	0.26%	03/16/15	42,000	41,995,450
				97,892,841
Total Commercial Paper (Cost $7,418,085,037)				7,418,085,037

Certificates of Deposit–33.24%
Australia & New Zealand Banking Group, Ltd.(d)	0.12%	03/02/15	506,543	506,543,290
Australia & New Zealand Banking Group, Ltd.(d)	0.20%	08/03/15	56,300	56,300,000
Bank of Montreal(d)	0.21%	05/15/15	63,900	63,900,000
Bank of Montreal(d)	0.21%	05/26/15	85,000	85,000,000
Bank of Montreal(d)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal(b)(d)	0.38%	03/11/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.35%	04/02/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.38%	02/26/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.42%	03/10/16	100,000	100,000,000
Bank of Scotland(d)	0.05%	03/02/15	482,000	482,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	107,500	107,500,000
Barclays Bank PLC(b)(d)	0.15%	06/17/15	450,000	450,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	78,400	78,401,436
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	400,000	400,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	268,100	268,100,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	75,100	75,100,000
DNB Bank ASA(d)	0.05%	03/02/15	100,000	100,000,000
DNB Bank ASA(d)	0.12%	03/03/15	101,000	101,000,000
HSBC Bank USA N.A.(d)	0.15%	03/06/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	52,800	52,801,185
Mizuho Bank Ltd.(d)	0.22%	03/17/15	37,000	37,000,000
Mizuho Bank Ltd.(d)	0.24%	05/04/15	65,000	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.24%	05/05/15	$59,000	$59,000,000
Mizuho Bank Ltd.(d)	0.24%	05/18/15	36,750	36,749,203
Mizuho Bank Ltd.(d)	0.25%	05/18/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	23,250	23,250,481
Natixis(b)(d)	0.32%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	21,900	21,900,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	05/26/15	90,000	90,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	57,000	57,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	55,000	55,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.22%	04/07/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	56,400	56,400,000
Norinchukin Bank (The)(d)	0.24%	04/13/15	75,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	40,000	40,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/15	44,000	44,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	55,000	55,000,000
Royal Bank of Canada(b)(d)	0.38%	03/03/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	600,000	600,000,000
Standard Chartered Bank(d)	0.05%	03/02/15	192,000	192,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	46,000	46,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	76,500	76,500,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	03/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	63,800	63,800,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	57,900	57,900,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.22%	03/12/15	50,000	50,000,000
Svenska Handelsbanken AB (Cayman Islands)(d)	0.04%	03/02/15	262,000	262,000,000
Swedbank AB(d)	0.10%	03/04/15	181,300	181,300,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	69,000	69,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	93,600	93,600,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	60,400	60,400,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	60,000	60,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	45,000	45,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	53,000	53,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	44,000	44,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/16/15	120,000	120,002,363
Total Certificates of Deposit (Cost $7,226,147,957)				7,226,147,957

Variable Rate Demand Notes–6.44%(e)
Credit Enhanced–6.40%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	600	600,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	09/01/19	400	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(c)(f)	0.07%	01/01/29	$1,400	$1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	30,660	30,660,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.04%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.01%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.01%	05/01/40	29,900	29,900,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	750	750,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	01/01/37	4,800	4,800,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	6,500	6,500,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	17,850	17,850,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	$25,880	$25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	2,955	2,955,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/36	6,500	6,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.11%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,500	12,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/24	8,900	8,900,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	1,500	1,500,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.02%	11/15/35	10,990	10,990,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/21	8,425	8,425,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	525	525,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	4,780	4,780,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.03%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	1,800	1,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,290	5,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/35	$4,860	$4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC– BMO Harris, N.A.)(f)	0.02%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.02%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(d)(f)	0.02%	06/01/40	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	4,750	4,750,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/01/37	5,600	5,600,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.02%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.02%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	10,600	10,600,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,915	14,915,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	10/01/30	400	400,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	07/01/27	1,275	1,275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(f)	0.01%	07/01/41	$5,575	$5,575,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	1,200	1,200,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,100	11,100,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/30	11,050	11,050,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/37	7,415	7,415,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.02%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,900	4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	12,245	12,245,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(d)(f)	0.02%	05/01/41	820	820,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	4,775	4,775,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.03%	07/01/38	22,460	22,460,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	07/15/36	7,575	7,574,682
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.04%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	10/01/33	4,150	4,150,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/37	2,815	2,815,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(f)	0.01%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	05/01/45	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.03%	05/15/41	$16,475	$16,475,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	37,610	37,610,000
Newport News (City of), Virginia Industrial Developement Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.02%	07/01/40	7,520	7,520,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.04%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.10%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.22%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.02%	05/01/19	1,420	1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,190	12,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/35	$3,915	$3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	5,500	5,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.13%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(d)(f)	0.02%	11/15/43	7,222	7,221,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	2,470	2,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	11,400	11,400,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	9,000	9,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	200	200,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/31	525	525,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	09/01/38	4,365	4,365,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.05%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	210	210,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	27,200	27,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	$9,800	$9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	6,825	6,825,000
				1,391,114,482

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.04%	09/15/24	8,575	8,575,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.01%	12/01/30	1,000	1,000,000
				9,575,000
Total Variable Rate Demand Notes (Cost $1,400,689,482)				1,400,689,482

Other Bonds & Notes–4.17%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	60,800	60,800,000
Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	39,500	39,500,000
National Australia Bank, Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	30,000	30,011,863
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.41%	03/01/16	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.37%	03/18/16	200,000	200,000,000
Unsec. Medium-Term Notes(b)	0.37%	03/18/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $905,311,863)				905,311,863
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.97% (Cost $16,950,234,339)				16,950,234,339

			Repurchase Amount
Repurchase Agreements–22.02%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	369,155,475	369,153,629
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	250,001,458	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	55,970,143	55,969,863
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $352,642,966; 0.01%-25.07%, 07/30/17-05/20/60)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $225,014,000 (collateralized by Agency Mortgage-backed securities valued at $229,503,546; 0%-5.00%, 12/16/25-01/16/55)(d)(i)	0.32%	03/04/15	225,014,000	225,000,000
Federal Reserve Bank of New York, Agreement dated 02/27/15, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,260; 1.75%, 05/15/22)	0.05%	03/02/15	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Agreement dated 02/27/15, maturing value of $700,003,500 (collateralized by U.S. Government sponsored agency obligations valued at $714,000,925; 0%-5.55%, 03/25/15-05/22/37)	0.06%	03/02/15	700,003,500	700,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	244,659,132	244,657,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	60,000,400	$60,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $368,293,071 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $404,800,000; 0%-7.01%, 12/15/17-04/26/53)(i)	0.47%	04/27/15	$368,293,071	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $370,203,089 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic and Foreign Non-Agency Mortgage-backed securities valued at $406,550,458; 0%-114.76%, 09/27/15-04/26/53)	0.52%	04/06/15	370,203,089	370,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(i)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.51%, 03/01/29-02/20/45)(d)(i)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,001; 0%-10.20%, 03/15/15-10/17/96)(d)(i)	0.26%	03/09/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 12/17/14, maturing value of $150,090,000 (collateralized by Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations valued at $153,959,480; 0%-7.88%, 06/15/15-08/15/53)(d)(i)	0.24%	03/17/15	150,090,000	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 12/04/14, maturing value of $100,125,000 (collateralized by U.S. Government sponsored agency & Commercial Paper valued at $103,603,753; 0%-4.29%, 03/27/15-07/25/48)	0.50%	03/04/15	100,125,000	100,000,000
Total Repurchase Agreements (Cost $4,787,781,197)				4,787,781,197
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,738,015,536)				21,738,015,536
OTHER ASSETS LESS LIABILITIES–0.01%				1,924,626
NET ASSETS–100.00%				$21,739,940,162
Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $6,781,080,506, which represented 31.19% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.5%; Canada: 10.4%; Japan: 10.1%; France: 8.1%; Switzerland: 6.0%; Australia: 5.1% other countries less than 5% each: 10.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	48.1%
8-30	11.9
31-60	10.0
61-90	14.7
91-180	8.4
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–29.15%(a)
Asset-Backed Securities — Consumer Receivables–3.29%
Barton Capital LLC(b)(c)	0.20%	06/29/15	$20,000	$20,000,000
Sheffield Receivables Corp.(c)	0.15%	03/09/15	25,000	24,999,166
Sheffield Receivables Corp.(c)	0.17%	03/12/15	50,000	49,997,403
				94,996,569

Asset-Backed Securities — Fully Supported Bank–13.35%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.15%	03/11/15	20,000	19,999,167
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	03/04/15	25,000	24,999,687
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.16%	03/09/15	15,000	14,999,467
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	25,000	24,999,528
Crown Point Capital Co., LLC (Multi-CEP’s)(c)(d)	0.17%	03/05/15	30,000	29,999,433
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/13/15	22,000	21,998,753
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/18/15	25,000	24,997,993
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.17%	03/19/15	12,000	11,998,980
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/16/15	48,200	48,196,787
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.16%	03/23/15	30,000	29,997,067
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/04/15	5,000	4,999,925
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.18%	03/13/15	25,000	24,998,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.21%	04/24/15	32,715	32,704,695
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	0.18%	03/10/15	8,000	7,999,640
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(c)(d)	0.15%	03/16/15	35,000	34,997,812
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/05/15	11,400	11,399,785
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/13/15	6,000	5,999,660
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(c)(d)	0.17%	03/19/15	10,000	9,999,150
				385,286,029

Asset-Backed Securities — Multi-Purpose–1.73%
Versailles Commercial Paper LLC(b)(c)	0.24%	04/01/15	50,000	50,000,000

Diversified Banks–5.39%
Mizuho Funding, LLC(c)(d)	0.20%	03/06/15	75,000	74,997,917
Natixis(d)	0.20%	03/05/15	50,000	49,998,889
Natixis(d)	0.24%	04/02/15	20,550	20,545,616
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.18%	04/06/15	10,000	9,998,200
				155,540,622

Life & Health Insurance–2.08%
Metlife Short Term Funding, LLC(c)	0.12%	03/30/15	60,000	59,994,200

Regional Banks–2.96%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	8,000	7,999,609
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.18%	03/10/15	47,500	47,497,862
Macquarie Bank Ltd.(c)(d)	0.21%	03/31/15	30,000	29,994,750
				85,492,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance–0.35%
Nationwide Building Society(c)(d)	0.26%	03/16/15	$10,000	$9,998,917
Total Commercial Paper (Cost $841,308,558)				841,308,558

Certificates of Deposit–26.85%
Bank of Scotland(d)	0.05%	03/02/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	10,000	10,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	60,000	60,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	12,000	12,000,220
Credit Industriel et Commercial(d)	0.12%	03/03/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	10,000	10,000,000
DNB Bank ASA(d)	0.12%	03/03/15	20,000	20,000,000
HSBC Bank USA N.A.(d)	0.15%	03/05/15	50,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale(d)	0.18%	04/20/15	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	7,000	7,000,157
Mizuho Bank Ltd.(d)	0.20%	03/20/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.18%	03/13/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.20%	03/16/15	25,000	25,000,312
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	55,000	55,000,000
Sumitomo Mitsui Banking Corp.(d)	0.16%	03/20/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/13/15	50,000	50,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	125,000	125,000,000
Swedbank AB(d)	0.10%	03/04/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	20,000	20,000,000
Wells Fargo Bank, N.A.(b)	0.22%	03/09/15	55,000	55,000,287
Total Certificates of Deposit (Cost $775,000,976)				775,000,976

Variable Rate Demand Notes–10.17%(e)

Credit Enhanced–10.17%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,200	2,200,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.03%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/34	900	900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/01/28	$10,960	$10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(c)(d)(f)	0.10%	04/01/47	50,000	50,000,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.01%	12/01/29	43,600	43,600,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/35	5,285	5,285,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China)(d)(f)	0.19%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.05%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.02%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	11/01/32	31,185	31,185,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $293,414,000)				293,414,000

Medium-Term Note–1.09%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (Cost $31,301,936)(b)(d)	0.39%	03/10/15	31,300	31,301,936

U.S. Government Sponsored Agency Securities–0.43%
Overseas Private Investment Corp. (OPIC)–0.43%
Unsec. VRD COP Bonds (Cost $12,480,000)(d)(e)	0.11%	05/15/30	12,480	12,480,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.69% (Cost $1,953,505,470)				1,953,505,470

			Repurchase Amount
Repurchase Agreements–32.27%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	116,438,077	116,437,495
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	100,000,583	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	$100,000,667	$100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $55,043,801 (collateralized by Domestic and Foreign Corporate obligations valued at $57,750,000; 0%-8.05%, 11/06/18-10/01/77)(h)	0.47%	04/27/15	55,043,801	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $20,010,978 (collateralized by Domestic and Foreign Corporate obligations valued at $21,000,001; 0%-6.63%, 02/13/17-01/15/45)	0.52%	04/06/15	20,010,978	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $25,019,583 (collateralized by Domestic and Foreign Corporate obligations valued at $26,250,000; 2.55%-5.70%, 02/01/16-01/15/45)(h)	0.47%	04/28/15	25,019,583	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 2.00%-8.94%, 03/01/29-02/20/45)(d)(h)	0.27%	04/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-10.20%, 09/14/17-10/15/43)(d)(h)	0.26%	03/09/15	75,048,750	75,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 01/30/15, maturing value of $90,060,000 (collateralized by Commercial Paper valued at $94,500,001; 0%, 03/10/15-04/21/15)	0.40%	03/31/15	90,060,000	90,000,000
Total Repurchase Agreements (Cost $931,437,495)				931,437,495
TOTAL INVESTMENTS(i)(j)–99.96% (Cost $2,884,942,965)				2,884,942,965
OTHER ASSETS LESS LIABILITIES–0.04%				1,263,363
NET ASSETS–100.00%				$2,886,206,328

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $815,029,444, which represented 28.24% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.6%; United Kingdom: 10.2%; Canada: 8.1%; France: 5.4%; Switzerland: 5.2%; other countries less than 5% each: 9.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.1%
8-30	21.0
31-60	16.9
61-90	0.0
91-180	0.0
181+	0.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.20%
U.S. Treasury Bills–19.64%(a)
U.S. Treasury Bills	0.03%	04/02/15	$50,000	$49,998,891
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,977,917
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,974,375
U.S. Treasury Bills	0.02%	05/07/15	100,000	99,996,650
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,987,175
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,988,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,963,944
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,981,667
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,954,728
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,973,417
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,972,611
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,938,778
U.S. Treasury Bills	0.08%	07/09/15	350,000	349,900,333
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,946,722
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,934,544
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,957,250
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,948,611
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,965,278
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,939,358
U.S. Treasury Bills	0.13%	11/12/15	50,000	49,952,889
U.S. Treasury Bills	0.14%	11/12/15	100,000	99,905,422
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,716,667
				3,348,875,494

U.S. Treasury Notes–14.56%
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,023,549
U.S. Treasury Notes	0.25%	05/15/15	300,000	300,104,124
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,584,970
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,186,609
U.S. Treasury Notes	0.25%	08/15/15	330,000	330,253,281
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,251,162
U.S. Treasury Notes	0.25%	09/15/15	200,000	200,127,841
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,845,793
U.S. Treasury Notes	0.10%	01/31/17	700,000	700,017,528
				2,482,394,857
Total U.S. Treasury Securities (Cost $5,831,270,351)				5,831,270,351
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.20% (Cost $5,831,270,351)				5,831,270,351

			Repurchase Amount
Repurchase Agreements–67.26%(b)
Bank of Montreal, Term agreement dated 02/11/15, maturing value of $250,026,250 (collateralized by U.S. Treasury obligations valued at $255,000,016; 1.25%-3.13%, 04/30/16-02/15/45)(c)	0.07%	04/06/15	250,026,250	250,000,000
Bank of Nova Scotia (The), Agreement dated 02/27/15, maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-7.63%, 04/02/15-05/15/44)	0.06%	03/02/15	350,001,750	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Barclays Capital Inc., Term agreement dated 01/05/15, maturing value of $300,053,083 (collateralized by U.S. Treasury obligations valued at $306,000,031; 1.88%-9.25%, 02/15/16-08/15/44)(c)	0.07%	04/06/15	$300,053,083	$300,000,000
Barclays Capital Inc., Term agreement dated 02/24/15, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,070; 0%-9.25%, 03/05/15-11/15/43)(c)	0.05%	03/03/15	1,000,009,722	1,000,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	300,001,500	300,000,000
BNP Paribas Securities Corp., Term agreement dated 02/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,031; 0%-9.00%, 03/05/15-02/15/44)(c)	0.05%	03/06/15	600,005,833	600,000,000
CIBC World Markets Corp., Agreement dated 02/27/15, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,003,160; 0.13%-6.13%, 06/30/15-02/15/45)	0.05%	03/02/15	100,00,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,062; 0%-3.50%, 03/26/15-02/15/39)	0.05%	03/02/15	400,001,667	400,000,000
Citigroup Global Markets Inc., Term agreement dated 02/03/15, maturing value of $500,035,833 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0.25%-3.63%, 12/15/15-01/15/27)(c)	0.06%	03/18/15	500,035,833	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	195,349,057	195,348,080
Credit Agricole Corp. & Investment Bank, Term agreement dated 02/24/15, maturing value of $1,000,011,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 1.25%-2.38%, 06/30/18-08/15/24)(c)	0.06%	03/03/15	1,000,011,667	1,000,000,000
Goldman, Sachs & Co., Term Agreement dated 02/13/15, maturing value of $1,200,062,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,077; 0%-7.63%, 03/31/15-05/15/40)(c)	0.06%	03/16/15	1,200,062,000	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 02/27/15, maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,902; 0.25%-8.13%, 07/31/15-11/15/41)	0.05%	03/02/15	750,003,125	750,000,000
HSBC Securities (USA) Inc., Term agreement dated 02/25/15, maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,042; 0.09%-9.25%, 02/28/15-05/15/44)(c)	0.04%	03/04/15	1,000,007,778	1,000,000,000
ING Financial Markets, LLC, Term Agreement dated 02/11/15, maturing value of $300,014,500 (collateralized by U.S. Treasury obligations valued at $306,000,194; 0.13%-9.25%, 10/31/15-02/15/45)(c)	0.06%	03/12/15	300,014,500	300,000,000
ING Financial Markets, LLC, Term Agreement dated 02/12/15, maturing value of $200,020,667 (collateralized by U.S. Treasury obligations valued at $204,001,704; 1.13%-3.63%, 10/31/16-08/15/23)(c)	0.06%	04/15/15	200,020,667	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/27/15, maturing value of $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,001; 1.00%-2.50%, 02/28/19-02/15/45)	0.05%	03/02/15	350,001,458	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,006; 0.75%-6.88%, 07/15/15-02/15/44)(c)	0.04%	03/04/15	600,004,667	600,000,000
Societe Generale, Agreement dated 02/27/15, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13%-4.63%, 08/31/15-08/15/44)	0.07%	03/02/15	500,002,917	500,000,000
Societe Generale, Term agreement dated 02/24/15, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,069; 0%-3.63%, 10/15/15-02/15/44)(c)	0.05%	03/03/15	750,007,292	750,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $150,000,750 (collateralized by U.S. Treasury obligations valued at $153,000,032; 1.50%, 10/31/19)	0.06%	03/02/15	150,000,750	150,000,000
Wells Fargo Securities, LLC, Agreement dated 02/27/15, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,052; 0%-2.75%, 07/31/15-01/15/21)	0.06%	03/02/15	325,001,625	325,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 02/06/15, maturing value of $350,052,500 (collateralized by U.S. Treasury obligations valued at $357,000,059; 0%-3.25%, 06/30/15-05/15/21)(c)	0.09%	04/07/15	$350,052,500	$350,000,000
Total Repurchase Agreements (Cost $11,470,348,080)				11,470,348,080
TOTAL INVESTMENTS(d)–101.46% (Cost $17,301,618,431)				17,301,618,431
OTHER ASSETS LESS LIABILITIES–(1.46)%				(248,771,893)
NET ASSETS–100.00%				$17,052,846,538

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	62.5%
8-30	0.0
31-60	5.8
61-90	7.7
91-180	13.9
181+	10.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–62.11%
Federal Farm Credit Bank (FFCB)–13.91%
Disc. Notes(a)	0.09%	05/21/15	$14,575	$14,572,049
Disc. Notes(a)	0.11%	07/20/15	50,000	49,978,458
Disc. Notes(a)	0.12%	03/23/15	35,000	34,997,433
Disc. Notes(a)	0.12%	07/31/15	20,000	19,989,866
Disc. Notes(a)	0.14%	03/13/15	50,000	49,997,667
Unsec. Bonds(b)	0.13%	10/08/15	85,000	84,997,312
Unsec. Bonds(b)	0.13%	11/02/15	75,000	74,996,224
Unsec. Bonds(b)	0.14%	01/25/16	19,800	19,801,880
Unsec. Bonds(b)	0.14%	04/21/16	33,000	32,998,254
Unsec. Bonds(b)	0.14%	12/09/15	225,000	224,985,993
Unsec. Bonds(b)	0.15%	05/05/16	145,000	144,991,660
Unsec. Bonds(b)	0.20%	06/26/15	30,000	30,006,897
				782,313,693

Federal Home Loan Bank (FHLB)–26.04%
Unsec. Disc. Notes(a)	0.07%	03/16/15	100,000	99,997,083
Unsec. Disc. Notes(a)	0.07%	03/17/15	50,000	49,998,444
Unsec. Disc. Notes(a)	0.09%	05/06/15	55,200	55,190,386
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,996,388
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,995,972
Unsec. Disc. Notes(a)	0.10%	04/15/15	15,000	14,998,219
Unsec. Disc. Notes(a)	0.10%	04/24/15	43,800	43,793,759
Unsec. Disc. Notes(a)	0.10%	05/01/15	17,250	17,247,223
Unsec. Disc. Notes(a)	0.11%	05/05/15	150,000	149,970,208
Unsec. Disc. Notes(a)	0.11%	05/06/15	57,600	57,548,791
Unsec. Disc. Notes(a)	0.12%	05/22/15	58,000	57,984,411
Unsec. Disc. Notes(a)	0.12%	06/01/15	34,900	34,889,297
Unsec. Disc. Notes(a)	0.12%	06/22/15	8,626	8,622,751
Unsec. Disc. Notes(a)	0.13%	05/29/15	50,000	49,984,548
Unsec. Disc. Notes(a)	0.13%	07/31/15	30,000	29,983,217
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	07/24/15	71,735	71,694,549
Unsec. Disc. Notes(a)	0.14%	07/31/15	90,000	89,948,700
Unsec. Disc. Notes(a)	0.14%	08/19/15	112,400	112,325,254
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Disc. Notes(a)	0.15%	06/03/15	17,700	17,693,299
Unsec. Disc. Notes(a)	0.15%	07/17/15	50,000	49,972,208
Unsec. Disc. Notes(a)	0.16%	04/29/15	29,400	29,392,291
Unsec. Global Bonds(b)	0.12%	05/21/15	30,000	29,999,564
Unsec. Global Bonds(b)	0.12%	06/09/15	100,000	99,998,626
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,994,044
Unsec. Global Bonds(b)	0.14%	10/14/15	18,500	18,500,354
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,995,254
				1,464,683,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Unsec. Disc. Notes(a)	0.06%	04/13/15	$40,000	$39,996,990
Unsec. Disc. Notes(a)	0.10%	04/09/15	14,400	14,398,518
Unsec. Disc. Notes(a)	0.10%	04/10/15	10,700	10,698,870
Unsec. Disc. Notes(a)	0.10%	04/20/15	12,500	12,498,351
Unsec. Disc. Notes(a)	0.10%	04/21/15	20,000	19,997,308
Unsec. Disc. Notes(a)	0.10%	06/02/15	30,000	29,992,250
Unsec. Disc. Notes(a)	0.11%	05/04/15	20,000	19,996,267
Unsec. Disc. Notes(a)	0.11%	05/28/15	30,000	29,992,300
Unsec. Disc. Notes(a)	0.12%	08/21/15	150,000	149,913,981
Unsec. Disc. Notes(a)	0.13%	07/20/15	10,500	10,494,695
Unsec. Disc. Notes(a)	0.13%	07/27/15	34,970	34,951,598
Unsec. Disc. Notes(a)	0.13%	08/21/15	16,000	15,990,389
Unsec. Disc. Notes(a)	0.14%	04/20/15	50,000	49,990,278
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,989,226
Unsec. Global Notes(b)	0.13%	02/18/16	35,000	34,994,823
Unsec. Global Notes(b)	0.16%	07/16/15	75,000	75,008,747
Unsec. Global Notes(b)	4.38%	07/17/15	50,000	50,801,806
				624,706,397

Federal National Mortgage Association (FNMA)–7.72%
Unsec. Disc. Notes(a)	0.05%	03/04/15	50,000	49,999,792
Unsec. Disc. Notes(a)	0.06%	03/16/15	75,000	74,998,281
Unsec. Disc. Notes(a)	0.07%	04/27/15	40,000	39,995,567
Unsec. Disc. Notes(a)	0.08%	07/01/15	25,000	24,993,222
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,999,722
Unsec. Disc. Notes(a)	0.10%	04/06/15	10,800	10,798,974
Unsec. Disc. Notes(a)	0.10%	04/27/15	32,800	32,794,703
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
Unsec. Disc. Notes(a)	0.11%	06/02/15	75,000	74,979,656
Unsec. Disc. Notes(a)	0.12%	06/01/15	25,600	25,592,149
				434,134,844

Overseas Private Investment Corp. (OPIC)–3.33%
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	11/15/28	100,000	100,000,000
				187,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,492,838,345)				3,492,838,345
TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.11% (Cost $3,492,838,345)				3,492,838,345

			Repurchase Amount
Repurchase Agreements–37.88%(d)
BMO Capital Markets Corp., Agreement dated 02/27/15, maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,012; 0%-6.75%, 02/28/15-11/15/43)	0.07%	03/02/15	200,001,167	200,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $750,004,375 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,643; 0%-5.63%, 03/03/15-09/15/60)	0.07%	03/02/15	500,002,917	500,000,000
Citigroup Global Markets Inc., Agreement dated 02/27/15, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-2.45%, 08/13/15-03/27/23)	0.07%	03/02/15	250,001,458	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$200,016,722	$200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	80,422,949	80,422,547
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term agreement dated 02/26/15, maturing value of $400,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 0%-6.00%, 04/24/15-07/15/37)(e)	0.05%	04/02/15	400,019,444	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	300,002,333	300,000,000
Total Repurchase Agreements (Cost $2,130,422,547)				2,130,422,547
TOTAL INVESTMENTS(f)–99.99% (Cost $5,623,260,892)				5,623,260,892
OTHER ASSETS LESS LIABILITIES–0.01%				362,184
NET ASSETS–100.00%				$5,623,623,076

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	43.1%
8-30	6.4
31-60	6.0
61-90	8.2
91-180	23.7
181+	12.6

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–88.10%
Federal Farm Credit Bank (FFCB)–24.21%
Disc. Notes(a)	0.01%	03/02/15	$6,000	$5,999,998
Disc. Notes(a)	0.12%	05/20/15	10,000	9,997,333
Disc. Notes(a)	0.10%	06/04/15	10,000	9,997,361
Unsec. Bonds(b)	0.17%	02/10/16	2,706	2,706,275
Unsec. Bonds(b)	0.19%	04/06/16	8,000	8,003,630
Unsec. Bonds(b)	0.24%	04/20/16	4,820	4,825,039
Unsec. Bonds(b)	0.15%	05/05/16	5,000	4,999,713
Unsec. Bonds(b)	0.15%	05/06/16	4,275	4,274,642
				50,803,991

Federal Home Loan Bank (FHLB)–63.89%
Unsec. Disc. Notes(a)	0.05%	03/02/15	1,400	1,399,998
Unsec. Disc. Notes(a)	0.06%	03/02/15	1,945	1,944,997
Unsec. Disc. Notes(a)	0.07%	03/02/15	1,900	1,899,997
Unsec. Disc. Notes(a)	0.05%	03/03/15	1,050	1,049,997
Unsec. Disc. Notes(a)	0.06%	03/04/15	2,100	2,099,990
Unsec. Disc. Notes(a)	0.05%	03/06/15	27,261	27,260,811
Unsec. Disc. Notes(a)	0.05%	03/11/15	25,000	24,999,653
Unsec. Disc. Notes(a)	0.06%	03/11/15	1,700	1,699,972
Unsec. Disc. Notes(a)	0.06%	03/13/15	7,500	7,499,850
Unsec. Disc. Notes(a)	0.05%	03/17/15	14,800	14,799,671
Unsec. Disc. Notes(a)	0.05%	03/18/15	10,000	9,999,764
Unsec. Disc. Notes(a)	0.05%	03/20/15	4,150	4,149,890
Unsec. Disc. Notes(a)	0.05%	03/25/15	1,125	1,124,962
Unsec. Disc. Notes(a)	0.06%	03/25/15	5,000	4,999,817
Unsec. Disc. Notes(a)	0.04%	03/27/15	25,706	25,705,180
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,417,000
				134,051,549
Total U.S. Government Sponsored Agency Securities (Cost $184,855,540)				184,855,540

U.S. Treasury Securities–11.91%(a)
U.S. Treasury Bills (Cost $24,993,139)	0.08%	07/09/15	25,000	24,993,139
TOTAL INVESTMENTS(c)–100.01% (Cost $209,848,679)				209,848,679
OTHER ASSETS LESS LIABILITIES–(0.01)%				(20,445)
NET ASSETS–100.00%				$209,828,234

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/15

1-7	19.8%
8-30	45.3
61-90	6.4
91-180	16.7
181+	11.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.75%
Alabama–5.04%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,342,985
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	04/01/28	10,000	10,000,000
				34,642,985

Arizona–2.54%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/37	11,650	11,650,000
				17,450,000

California–0.40%
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,755,262

Colorado–4.03%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.06%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.12%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,720,000

Delaware–0.60%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,450	1,450,000
				4,145,000

District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	2,182	2,182,000

Florida–2.92%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	12/01/29	6,930	6,930,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.04%	04/01/17	2,275	2,275,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) & Orange (County of) Expressway Authority; SubSeries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	07/01/40	$10,850	$10,850,000
				20,055,000

Georgia–0.96%
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/25	3,585	3,585,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	2,000	2,000,000
				6,585,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,280,515

Illinois–6.02%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.08%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); SubSeries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	1,200	1,200,000
				41,420,000

Indiana–5.14%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	13,400	13,400,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.02%	05/15/38	14,000	14,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	$980	$980,000
				35,380,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kentucky–6.21%
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	329,498
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,838,967
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	10,800	10,800,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,850	4,850,000
				42,728,465

Maryland–2.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited. Tax GO Bonds	5.00%	09/15/15	1,900	1,950,156
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,752,270
				17,647,426

Massachusetts–2.64%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,000	4,000,000
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited. Tax GO Bonds	3.85%	08/01/15	13,925	14,142,185
				18,142,185

Michigan–1.97%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	2,800	2,800,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	3,800	3,800,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,660	1,660,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	5,280	5,280,000
				13,540,000

Minnesota–2.32%
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	01/01/25	310	310,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	1,035	1,035,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	7,675	7,675,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Port Authority; Series 2014 1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	$750	$750,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	809,283
				15,949,283

Missouri–3.35%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	7,078	7,078,200
				23,038,200

Nevada–0.35%
Clark (County of) (Street & Highway); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	2,385	2,408,025

New Hampshire–1.50%
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	10/01/33	9,410	9,410,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	900	900,000
				10,310,000

New Mexico–1.44%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,861,389
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,024,472
				9,885,861

New York–7.46%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	12/01/29	7,800	7,800,000
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,157,162
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	6,700	6,700,000
				51,312,162

North Carolina–3.45%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.02%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,245,070
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	705,035
				23,760,105

Ohio–5.23%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/40	7,095	7,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/37	$7,000	$7,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.02%	12/01/21	2,700	2,700,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/23	5,010	5,010,000
				36,005,000

Oklahoma–0.16%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,085,000

Oregon–2.20%
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,200	7,200,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/37	7,950	7,950,000
				15,150,000

Pennsylvania–7.32%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	31,100	31,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/24	6,295	6,295,000
				50,315,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	790	790,000

Texas–9.61%
Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited. Tax GO Ctfs.	5.00%	08/15/15	1,900	1,942,378
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	1,050	1,050,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	8,900	8,900,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	5,000	5,000,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,197,671
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	800,384
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,180	11,180,000
				66,080,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.00%
Emery (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	11/01/24	$1,100	$1,100,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	838,456
				13,788,456

Vermont–2.44%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/38	8,900	8,900,000
				16,765,000

Virginia–1.83%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,014,096
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.01%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,301,052
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/19	400	400,000
				12,615,148

Washington–1.81%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	6,200	6,200,000

Wisconsin–3.13%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	8,275	8,275,000
				21,530,000

Wyoming–1.01%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/24	1,460	1,460,000
				6,920,000
TOTAL INVESTMENTS(f)(g)–99.75% (Cost $686,011,511)				686,011,511
OTHER ASSETS LESS LIABILITIES–0.25%				1,738,706
NET ASSETS–100.00%				$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.9%; United Kingdom: 5.7%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $15,567,000, which represented 2.26% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.5%
PNC Bank, N.A.	9.0
JPMorgan Chase Bank, N.A.	8.9
U.S. Bank, N.A.	8.9
Federal Home Loan Mortgage Corp.	8.1
Federal National Mortgage Association	7.5
TD Bank, N.A.	6.8
BMO Harris, N.A.	6.3

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	85.6%
8-30	0.0
31-60	0.3
61-90	0.0
91-180	9.0
181+	5.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$16,950,234,339	$1,953,505,470	$5,831,270,351	$3,492,838,345	$209,848,679	$686,011,511
Repurchase agreements, at value and cost	4,787,781,197	931,437,495	11,470,348,080	2,130,422,547	—	—
Total investments, at value and cost	21,738,015,536	2,884,942,965	17,301,618,431	5,623,260,892	209,848,679	686,011,511
Cash	—	9,006	—	—	—	—
Receivable for:
Investments sold	840,005	1,075,000	—	—	—	1,180,002
Interest	4,861,267	302,925	1,907,936	380,137	2,434	583,960
Fund expenses absorbed	332,688	180,032	1,137,906	535,826	18,930	60,643
Investment for trustee deferred compensation and retirement plans	3,611,749	1,039,199	2,126,853	962,797	133,461	370,327
Other assets	109,312	191,859	111,086	243,557	26,327	52,407
Total assets	21,747,770,557	2,887,740,986	17,306,902,212	5,625,383,209	210,029,831	688,258,850

Liabilities:
Payable for:
Investments purchased	—	—	250,219,642	—	—	—
Amount due custodian	1,866,627	—	—	—	—	—
Dividends	987,393	88,976	129,215	41,621	199	5,193
Accrued fees to affiliates	532,536	186,266	1,041,407	547,659	12,369	45,585
Accrued trustees’ and officer’s fees and benefits	33,522	6,956	29,767	12,791	5,747	3,604
Accrued operating expenses	89,459	30,696	81,147	—	29,749	20,439
Trustee deferred compensation and retirement plans	4,320,858	1,221,764	2,554,496	1,158,062	153,533	433,812
Total liabilities	7,830,395	1,534,658	254,055,674	1,760,133	201,597	508,633
Net assets applicable to shares outstanding	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

Net assets consist of:
Shares of beneficial interest	$21,737,510,593	$2,885,257,610	$17,052,740,022	$5,623,575,483	$209,853,817	$687,883,685
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(39,286)	—	49,782	7,502	(23,893)	(44,801)
	$21,739,940,162	$2,886,206,328	$17,052,846,538	$5,623,623,076	$209,828,234	$687,750,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2015

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,886,772,122	$2,011,970,296	$7,277,453,334	$3,890,397,304	$134,254,856	$528,628,268
Private Investment Class	$335,059,848	$153,271,252	$495,028,384	$601,905,306	$7,110,492	$28,892,792
Personal Investment Class	$125,604,002	$100,227,770	$136,415,199	$42,244,425	$3,462,110	$3,259,653
Cash Management Class	$422,635,098	$432,105,055	$7,269,407,394	$496,908,626	$33,533,881	$60,001,478
Reserve Class	$148,134,986	$11,689,523	$48,758,079	$297,960,285	$1,046,885	$28,997,828
Resource Class	$108,468,415	$17,205,700	$336,362,604	$95,901,924	$3,807,443	$6,445,539
Corporate Class	$713,265,691	$159,736,732	$1,489,421,544	$198,305,206	$26,612,567	$31,524,659

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,884,551,110	2,011,962,195	7,277,130,422	3,890,332,157	134,241,888	528,599,303
Private Investment Class	335,021,814	153,270,626	495,007,474	601,897,949	7,109,811	28,891,040
Personal Investment Class	125,588,294	100,227,370	136,409,016	42,243,716	3,461,780	3,259,427
Cash Management Class	422,586,529	432,103,346	7,269,093,893	496,897,766	33,530,407	59,998,088
Reserve Class	148,118,900	11,689,471	48,756,008	297,955,010	1,046,758	28,995,589
Resource Class	108,456,470	17,205,635	336,348,123	95,899,839	3,807,080	6,445,161
Corporate Class	713,186,973	159,736,091	1,489,356,642	198,302,023	26,610,022	31,522,920
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$20,683,799	$2,282,173	$5,436,656	$2,425,065	$82,505	$235,269

Expenses:
Advisory fees	15,069,424	2,171,240	13,311,397	2,777,260	236,218	800,301
Administrative services fees	539,416	277,435	504,255	321,345	42,042	92,654
Custodian fees	88,715	18,436	76,303	—	4,448	4,324
Distribution fees:
Private Investment Class	803,732	370,178	1,214,175	932,496	37,279	78,166
Personal Investment Class	569,970	439,623	619,825	169,682	14,806	12,162
Cash Management Class	317,504	226,980	3,767,244	419,183	17,030	29,161
Reserve Class	736,294	84,663	608,192	1,590,694	4,692	141,425
Resource Class	140,794	31,504	351,730	122,594	3,687	5,868
Corporate Class	96,189	12,399	216,373	49,802	6,863	4,690
Transfer agent fees	904,166	130,274	798,684	249,953	10,591	30,435
Trustees’ and officers’ fees and benefits	288,821	66,883	214,072	85,668	16,730	28,495
Registration and filing fees	52,721	45,191	48,151	55,319	40,171	40,504
Other	344,424	114,486	281,133	(106,112)	60,313	49,052
Total expenses	19,952,170	3,989,292	22,011,534	6,667,884	494,870	1,317,237
Less: Fees waived	(5,221,508)	(2,147,397)	(17,448,592)	(4,516,513)	(424,001)	(1,114,503)
Net expenses	14,730,662	1,841,895	4,562,942	2,151,371	70,869	202,734
Net investment income	5,953,137	440,278	873,714	273,694	11,636	32,535

Realized gain from:
Net realized gain from Investment securities*	48,980	—	17,064	7,502	227	17,500
Net increase in net assets resulting from operations	$6,002,117	$440,278	$890,778	$281,196	$11,863	$50,035

*	Includes net gains from securities sold to affiliates of $42 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,953,137	$12,803,743	$440,278	$2,193,860
Net realized gain	48,980	63,379	—	1,229
Net increase in net assets resulting from operations	6,002,117	12,867,122	440,278	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(5,772,711)	(12,173,578)	(313,200)	(1,525,734)
Private Investment Class	(15,819)	(59,123)	(22,082)	(128,606)
Personal Investment Class	(7,482)	(25,537)	(17,189)	(76,487)
Cash Management Class	(31,289)	(135,722)	(67,644)	(320,316)
Reserve Class	(7,237)	(25,611)	(2,488)	(16,998)
Resource Class	(6,969)	(15,843)	(4,527)	(43,810)
Corporate Class	(111,630)	(368,329)	(13,148)	(81,909)
Total distributions from net investment income	(5,953,137)	(12,803,743)	(440,278)	(2,193,860)

Share transactions–net:
Institutional Class	1,271,813,551	(67,247,031)	98,556,524	(99,103,915)
Private Investment Class	(10,149,434)	(24,844,066)	1,138,649	(14,479,604)
Personal Investment Class	(54,823,213)	24,398,104	(57,783,241)	59,098,398
Cash Management Class	(261,777,558)	(59,852,006)	(21,665,898)	2,580,751
Reserve Class	(31,876,115)	4,184,305	(3,941,741)	(623,024)
Resource Class	(27,082,752)	66,736,972	(14,833,228)	5,028,181
Corporate Class	42,572,261	(825,819,584)	100,182,454	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	928,676,740	(882,443,306)	101,653,519	(56,467,256)
Net increase (decrease) in net assets	928,725,720	(882,379,927)	101,653,519	(56,466,027)

Net assets:
Beginning of period	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of period*	$21,739,940,162	$20,811,214,442	$2,886,206,328	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$873,714	$2,729,391	$273,694	$1,247,013
Net realized gain	17,064	32,718	7,502	—
Net increase in net assets resulting from operations	890,778	2,762,109	281,196	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(376,461)	(1,082,321)	(173,701)	(753,997)
Private Investment Class	(23,906)	(79,068)	(18,376)	(72,161)
Personal Investment Class	(8,137)	(19,074)	(2,229)	(8,365)
Cash Management Class	(370,900)	(1,172,594)	(41,308)	(179,138)
Reserve Class	(5,985)	(18,855)	(15,676)	(55,996)
Resource Class	(17,314)	(55,606)	(6,044)	(23,566)
Corporate Class	(71,011)	(301,873)	(16,360)	(153,790)
Total distributions from net investment income	(873,714)	(2,729,391)	(273,694)	(1,247,013)

Share transactions–net:
Institutional Class	(202,770,617)	58,765,206	561,997,247	(1,111,110,237)
Private Investment Class	(29,547,953)	(58,439,851)	254,858,008	(11,338,446)
Personal Investment Class	(25,989,468)	30,524,234	1,095,867	(7,551,337)
Cash Management Class	(328,409,155)	1,370,912,651	27,049,340	(165,138,879)
Reserve Class	(138,608,189)	81,136,489	(13,156,954)	21,944,465
Resource Class	(37,564,281)	45,530,106	(8,677,265)	(39,758,492)
Corporate Class	65,688,521	(1,413,383,229)	(461,510,285)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(697,201,142)	115,045,606	361,655,958	(1,488,674,936)
Net increase (decrease) in net assets	(697,184,078)	115,078,324	361,663,460	(1,488,674,936)

Net assets:
Beginning of period	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of period*	$17,052,846,538	$17,750,030,616	$5,623,623,076	$5,261,959,616
* Includes accumulated undistributed net investment income	$56,734	$56,734	$40,091	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$11,636	$135,470	$32,535	$345,391
Net realized gain	227	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	11,863	111,349	50,035	361,268

Distributions to shareholders from net investment income:
Institutional Class	(6,364)	(81,011)	(24,964)	(241,289)
Private Investment Class	(772)	(8,257)	(1,483)	(17,356)
Personal Investment Class	(193)	(1,572)	(156)	(1,785)
Cash Management Class	(1,727)	(26,162)	(2,793)	(45,564)
Reserve Class	(42)	(413)	(1,361)	(13,233)
Resource Class	(177)	(1,791)	(267)	(3,510)
Corporate Class	(2,361)	(16,264)	(1,511)	(22,654)
Total distributions from net investment income	(11,636)	(135,470)	(32,535)	(345,391)

Share transactions–net:
Institutional Class	6,552,284	(616,846,807)	4,580,688	7,856,398
Private Investment Class	(8,469,393)	(4,455,605)	(5,384,064)	(18,170,589)
Personal Investment Class	(336,842)	(2,396,213)	(462,779)	(1,058,536)
Cash Management Class	(14,569,985)	16,549,522	(722,030)	(47,204,841)
Reserve Class	342,818	(591,737)	1,357,282	(5,165,485)
Resource Class	99,184	(1,482,686)	929,546	(2,779,701)
Corporate Class	(23,900,000)	50,500,004	1,568	71,486
Net increase (decrease) in net assets resulting from share transactions	(40,281,934)	(558,723,522)	300,211	(66,451,268)
Net increase (decrease) in net assets	(40,281,707)	(558,747,643)	317,711	(66,435,391)

Net assets:
Beginning of period	250,109,941	808,857,584	687,432,506	753,867,897
End of period*	$209,828,234	$250,109,941	$687,750,217	$687,432,506
* Includes accumulated undistributed net investment income	$(1,690)	$(1,690)	$(88,667)	$(88,667)

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

43                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

45                         Short-Term Investments Trust

For the six months ended February 28, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,029,762	$—
STIC Prime Portfolio	741,288	241,865
Treasury Portfolio	2,698,063	7,972,990
Government & Agency Portfolio	—	1,232,062
Government TaxAdvantage Portfolio	239,944	99,700
Tax-Free Cash Reserve Portfolio	176,832	666,199

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$394,996	$377,202	$83,489	$600,683	$102,672	N/A
STIC Prime Portfolio	221,914	322,218	181,049	73,635	25,152	$12,270
Treasury Portfolio	728,505	454,538	3,013,795	529,127	281,384	216,373
Government & Agency Portfolio	559,497	124,434	335,346	1,383,904	98,075	49,802
Government TaxAdvantage Portfolio	18,639	10,858	13,624	4,082	2,950	6,863
Tax-Free Cash Reserve Portfolio	39,083	8,919	23,329	123,040	4,694	4,690

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$321,493	$151,992	$63,501	$95,718	N/A	N/A
STIC Prime Portfolio	148,071	117,233	45,396	11,006	$6,300	N/A
Treasury Portfolio	485,670	165,287	753,449	79,065	70,346	N/A
Government & Agency Portfolio	372,999	45,248	83,837	206,790	24,519	N/A
Government TaxAdvantage Portfolio	18,640	3,948	3,406	610	737	N/A
Tax-Free Cash Reserve Portfolio	39,083	3,243	5,832	18,385	1,174	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$433,144,352	$527,893,377	$42
Tax-Free Cash Reserve Portfolio	411,290,575	386,424,564	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

48                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,810,212,540	$145,810,212,540	298,168,481,912	$298,168,481,912
Private Investment Class	949,737,413	949,737,413	1,862,580,534	1,862,580,534
Personal Investment Class	280,423,566	280,423,566	684,245,247	684,245,247
Cash Management Class	2,220,367,509	2,220,367,509	5,350,296,060	5,350,296,060
Reserve Class	627,205,010	627,205,010	1,297,208,097	1,297,208,097
Resource Class	290,689,563	290,689,563	600,648,639	600,648,639
Corporate Class	2,099,612,751	2,099,612,751	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	1,659,645	1,659,645	3,946,761	3,946,761
Private Investment Class	4,369	4,369	15,991	15,991
Personal Investment Class	6,800	6,800	22,313	22,313
Cash Management Class	15,921	15,921	69,866	69,866
Reserve Class	7,277	7,277	27,238	27,238
Resource Class	7,229	7,229	15,457	15,457
Corporate Class	67,624	67,624	165,898	165,898

Reacquired:
Institutional Class	(144,540,058,634)	(144,540,058,634)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(959,891,216)	(959,891,216)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(335,253,579)	(335,253,579)	(659,869,456)	(659,869,456)
Cash Management	(2,482,160,988)	(2,482,160,988)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(659,088,402)	(659,088,402)	(1,293,051,030)	(1,293,051,030)
Resource Class	(317,779,544)	(317,779,544)	(533,927,124)	(533,927,124)
Corporate Class	(2,057,108,114)	(2,057,108,114)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	928,676,740	$928,676,740	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,369,740,410	$3,369,740,410	5,548,259,062	$5,548,259,062
Private Investment Class	625,190,596	625,190,596	1,296,968,970	1,296,968,970
Personal Investment Class	723,782,469	723,782,469	1,958,713,324	1,958,713,324
Cash Management Class	1,560,671,839	1,560,671,839	2,679,245,356	2,679,245,356
Reserve Class	47,476,804	47,476,804	74,531,956	74,531,956
Resource Class	17,735,458	17,735,458	120,676,878	120,676,878
Corporate Class	640,551,649	640,551,649	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	63,495	63,495	377,518	377,518
Private Investment Class	9,392	9,392	45,718	45,718
Personal Investment Class	10,762	10,762	51,142	51,142
Cash Management Class	15,684	15,684	49,157	49,157
Reserve Class	2,110	2,110	17,060	17,060
Resource Class	3,898	3,898	42,179	42,179
Corporate Class	7,317	7,317	68,237	68,237

Reacquired:
Institutional Class	(3,271,247,381)	(3,271,247,381)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(624,061,339)	(624,061,339)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(781,576,472)	(781,576,472)	(1,899,666,068)	(1,899,666,068)
Cash Management	(1,582,353,421)	(1,582,353,421)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(51,420,655)	(51,420,655)	(75,172,040)	(75,172,040)
Resource Class	(32,572,584)	(32,572,584)	(115,690,876)	(115,690,876)
Corporate Class	(540,376,512)	(540,376,512)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	101,653,519	$101,653,519	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,103,422,535	$8,103,422,535	16,186,538,309	$16,186,538,309
Private Investment Class	1,071,928,162	1,071,928,162	1,918,270,498	1,918,270,498
Personal Investment Class	578,232,160	578,232,160	1,159,663,689	1,159,663,689
Cash Management Class	13,044,592,406	13,044,592,406	43,232,395,125	43,232,395,125
Reserve Class	73,540,835	73,540,835	252,917,682	252,917,682
Resource Class	178,972,619	178,972,619	807,040,285	807,040,285
Corporate Class	8,265,152,602	8,265,152,602	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	251,756	251,756	798,429	798,429
Private Investment Class	4,257	4,257	16,415	16,415
Personal Investment Class	8,006	8,006	18,911	18,911
Cash Management Class	13,044	13,044	56,720	56,720
Reserve Class	2,296	2,296	8,788	8,788
Resource Class	2,849	2,849	15,472	15,472
Corporate Class	25,592	25,592	107,134	107,134

Reacquired:
Institutional Class	(8,306,444,908)	(8,306,444,908)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,101,480,372)	(1,101,480,372)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(604,229,634)	(604,229,634)	(1,129,158,366)	(1,129,158,366)
Cash Management	(13,373,014,605)	(13,373,014,605)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(212,151,320)	(212,151,320)	(171,789,981)	(171,789,981)
Resource Class	(216,539,749)	(216,539,749)	(761,525,651)	(761,525,651)
Corporate Class	(8,199,489,673)	(8,199,489,673)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(697,201,142)	$(697,201,142)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	17,962,263,810	$17,962,263,810	53,908,163,991	$53,908,163,991
Private Investment Class	1,479,931,873	1,479,931,873	1,364,107,784	1,364,107,784
Personal Investment Class	86,744,857	86,744,857	152,623,485	152,623,485
Cash Management Class	4,194,388,053	4,194,388,053	9,268,718,362	9,268,718,362
Reserve Class	425,283,816	425,283,816	782,967,584	782,967,584
Resource Class	1,062,007,006	1,062,007,006	1,221,553,304	1,221,553,304
Corporate Class	2,262,164,398	2,262,164,398	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	29,229	29,229	234,710	234,710
Private Investment Class	4,680	4,680	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	6,117	6,117	58,768	58,768
Reserve Class	9,936	9,936	32,853	32,853
Resource Class	2,199	2,199	10,562	10,562
Corporate Class	11,773	11,773	102,366	102,366

Reacquired:
Institutional Class	(17,400,295,792)	(17,400,295,792)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(1,225,078,545)	(1,225,078,545)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(85,648,996)	(85,648,996)	(160,174,869)	(160,174,869)
Cash Management	(4,167,344,830)	(4,167,344,830)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(438,450,706)	(438,450,706)	(761,055,972)	(761,055,972)
Resource Class	(1,070,686,470)	(1,070,686,470)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(2,723,686,456)	(2,723,686,456)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	361,655,958	$361,655,958	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	253,048,129	$253,048,129	1,045,403,499	$1,045,403,499
Private Investment Class	62,537,788	62,537,788	142,692,873	142,692,873
Personal Investment Class	4,559,401	4,559,401	8,462,127	8,462,127
Cash Management Class	40,398,941	40,398,941	106,245,801	106,245,801
Reserve Class	1,791,875	1,791,875	973,205	973,205
Resource Class	99,015	99,015	169	169
Corporate Class	88,000,000	88,000,000	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	5,147	5,147	75,437	75,437
Private Investment Class	634	634	6,138	6,138
Cash Management Class	1,815	1,815	26,434	26,434
Reserve Class	43	43	420	420
Resource Class	169	169	1,707	1,707
Corporate Class	2,450	2,450	15,798	15,798

Reacquired:
Institutional Class	(246,500,992)	(246,500,992)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(71,007,815)	(71,007,815)	(147,154,616)	(147,154,616)
Personal Investment Class	(4,896,243)	(4,896,243)	(10,858,340)	(10,858,340)
Cash Management	(54,970,741)	(54,970,741)	(89,722,713)	(89,722,713)
Reserve Class	(1,449,100)	(1,449,100)	(1,565,362)	(1,565,362)
Resource Class	—	—	(1,484,562)	(1,484,562)
Corporate Class	(111,902,450)	(111,902,450)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(40,281,934)	$(40,281,934)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	582,720,844	$582,720,844	1,155,647,434	$1,155,647,434
Private Investment Class	20,615,335	20,615,335	57,873,911	57,873,911
Personal Investment Class	3,306,894	3,306,894	4,026,135	4,026,135
Cash Management Class	34,816,849	34,816,849	116,900,434	116,900,434
Reserve Class	35,750,160	35,750,160	72,340,249	72,340,249
Resource Class	2,689,497	2,689,497	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	3,275	3,275	33,173	33,173
Private Investment Class	1,475	1,475	15,789	15,789
Personal Investment Class	64	64	602	602
Cash Management Class	1,646	1,646	22,852	22,852
Reserve Class	1,362	1,362	13,494	13,494
Resource Class	284	284	3,561	3,561
Corporate Class	1,568	1,568	21,937	21,937

Reacquired:
Institutional Class	(578,143,431)	(578,143,431)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(26,000,874)	(26,000,874)	(76,060,289)	(76,060,289)
Personal Investment Class	(3,769,737)	(3,769,737)	(5,085,273)	(5,085,273)
Cash Management	(35,540,525)	(35,540,525)	(164,128,127)	(164,128,127)
Reserve Class	(34,394,240)	(34,394,240)	(77,519,228)	(77,519,228)
Resource Class	(1,760,235)	(1,760,235)	(4,591,909)	(4,591,909)
Corporate Class	—	—	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	300,211	$300,211	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00%	$108,468	0.19	%(c)	0.37	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
STIC Prime Portfolio
Six months ended 02/28/15	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	17,206	0.13	(c)	0.40	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Treasury Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	336,363	0.05	(c)	0.37	%(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Government & Agency Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	95,902	0.08	(c)	0.32	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Government TaxAdvantage Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	3,807	0.06	(c)	0.55	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	6,446	0.06	(c)	0.51	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $141,961, $31,765, $354,645, $123,610, $3,717 and $5,917 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$0.94	$1,023.85	$0.95	0.19%
STIC Prime Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.55	0.25	0.05
Government & Agency Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Government TaxAdvantage Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

56                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.